Investment Objectives and Goals - MATTHEW 25 FUND	May 01, 2026
Prospectus [Line Items]
Objective [Heading]	THE FUND'S INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Matthew 25 Fund ("the Fund") seeks long-term capital appreciation. Income is a secondary objective.